Financial Instruments - Estimated Fair Market Values of Financial Instruments Not Carried at Fair Value in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Carrying Amount [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	$ 18,662	$ 19,001	[1]
Debt	25,276	26,301	[1]
Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financing receivables	18,554	18,868
Debt	$ 25,372	$ 26,371

[1]	Certain amounts have been reclassified to conform to the current presentation of debt issuance costs in the consolidated balance sheet as of December 31, 2015, following the adoption of new guidance effective January 1, 2016.